Fees Summary	Jul. 29, 2024 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The pricing supplement to which this Exhibit is attached is a final prospectus for the related offering(s).
Narrative - Max Aggregate Offering Price	$ 29,709,930
Final Prospectus	true